Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 529,877	$ 577,348	$ 493,565
Cost of revenue	347,726	399,726	370,480
Gross profit	182,151	177,622	123,085
Operating expenses:
General and administrative	17,328,942	8,478,017	374,569
Sales and marketing	5,702,143	957,522	110,380
Research and development	3,660,495	466,689	311,851
Total operating expenses	26,691,580	9,902,228	796,800
Loss from operations	(26,509,429)	(9,724,606)	(673,715)
Other income (expense)
Accretion expense	(79,628)	(139,974)	(92,375)
Government grant – research and development	151,054	298,997	224,134
Government grant – below market financing	118,232	51,410	92,774
Interest expense	(209,696)	(199,197)	(176,417)
Other income	142,131	43,011	8,214
Acquisition expense		(2,019,739)	30,490
Total other income (expense)	122,093	(1,965,492)	86,820
Income (loss) before income tax	(26,387,336)	(11,690,098)	(586,895)
Income taxes provision
Net loss	(26,387,336)	(11,690,098)	(586,895)
Foreign currency translation gain (loss)	49,703	204,969	(224,656)
Comprehensive loss	$ (26,337,633)	$ (11,485,129)	$ (811,551)
Basic and dilutive loss per ordinary share (in Dollars per share)	$ (1.86)	$ (1.62)	$ (0.1)
Weighted average number of ordinary shares outstanding (in Shares)	14,157,492	7,210,889	5,607,243